SUBSIDIARIES (Details 2) $ in Thousands	1 Months Ended
Jul. 25, 2022 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquired Intangible Assets	$ 122,507
Technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquired Intangible Assets	$ 85,684
Estimated Useful Life	5
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquired Intangible Assets	$ 29,169
Estimated Useful Life	5-6
Brand
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquired Intangible Assets	$ 7,654
Estimated Useful Life	5